Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share [abstract]
Loss per Share
	For the year ended December 31,
	2020	2019	2018
Loss attributable to common equity holders	(17,372)	(36,351)	(3,568)
Weighted average number of shares for basic and diluted LPS	959,157	41,622	31,972